Variable Interest Entity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Schedule of CMI assets and liabilities
CMI Assets & Liabilities
	As of December 31,
Description	2021	2020
Current assets
Cash and cash equivalents	$-	$196,445
Accounts receivable, net	-	66,043
Inventory, net	-	791,868
Total current assets	-	1,054,356

Total assets	$-	$1,054,356

Current liabilities
Accounts payable and accrued expenses	$-	$211,463
Total current liabilities	-	211,463

Total liabilities	-	211,463
Net assets	$-	$842,893

Schedule of CMI statement of operations
CMI Statement of Operations
	For the Three Months Ended March 31,
Description	2022	2021
Net sales	$-	$1,695,925
Cost of goods sold, inclusive of depreciation	-	1,118,735
Gross profit	$-	$577,190

Operating expenses
Personnel costs	-	154,460
Sales and marketing	-	226,347
General and administrative	-	28,988
Legal and professional fees	-	21,515
Total operating expenses	-	431,310
Gain from operations	$-	$145,880

Other income / (expense)
Interest expense	-	(29,264)
Total other income / (expense)	-	(29,264)
Net loss	-	116,616

CMI Statement of Operations
	For the Years Ended December 31,
Description	2021	2020
Net sales	$5,891,894	$6,860,282
Cost of goods sold, inclusive of depreciation	4,132,696	4,901,237
Gross profit	$1,759,198	$1,959,045

Operating expenses
Personnel costs	428,728	402,389
Sales and marketing	816,683	908,502
General and administrative	112,934	231,376
Legal and professional fees	44,092	156,782
Amortization expense	-	26,901
Total operating expenses	1,402,437	1,725,950
Gain from operations	$356,761	$233,095

Other income / (expense)
Interest expense	(49,803)	(153,592)
Goodwill impairment	-	(4,663,514)
Intangibles impairment	-	(361,218
Other income	-	-
Total other income / (expense)	(49,803)	(5,178,324)
Loss on disposal of discontinued operations	(3,021,724)	-
Net income / (loss), before taxes	(2,714,766)	(4,945,229)
Income taxes	(10,235)	(10,235)
Net income / (loss), net of taxes	$(2,725,001)	$(4,955,464)